Label	Element	Value
V-Shares MSCI World ESG Materiality and Carbon Transition ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	V-Shares MSCI World ESG Materiality and Carbon Transition ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The V-Shares MSCI World ESG Materiality and Carbon Transition ETF (the “MSCI World ESG Materiality Fund” or the “Fund”) seeks to track the investment results, before fees and expenses, of the MSCI World ESG Materiality and Carbon Transition Select Index (the “MSCI Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal period from the Fund’s inception on June 8, 2022 through October 31, 2022, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the investment results, before fees and expenses, of the MSCI World ESG Materiality and Carbon Transition Select Index (the “MSCI Index”), which was developed by MSCI Inc. (the “MSCI Index Provider” or “MSCI”). V-Square Quantitative Management, LLC (the “Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in companies included in the MSCI Index. The MSCI Index is designed to represent the performance of the equity securities of companies in developed markets, including the United States and Canada, assessed to be sector leaders in the global transition to low carbon emissions.
As of the date of this prospectus, the MSCI Index consisted of securities of companies in 23 different countries throughout the world, including the United States and Canada. The MSCI Index includes all eleven sectors represented in its parent index, the MSCI World Index. The relative sector weightings that are represented in the MSCI Index are determined as a result of the portfolio construction process described below. As of January 31, 2023, approximately 55% the MSCI Index’s market capitalization (“market cap”) was allocated to companies incorporated in the United States.
The assessment to identify sector leaders in the global transition to low carbon emissions is based on a set of environmental, social, and governance (“ESG”) key issues, as determined by the MSCI Index Provider that are aligned with the “Materiality Map” of the Sustainability Accounting Standard Board (“SASB”), which attempts to identify ESG issues that are financially material to an issuer based on its industry classification. The MSCI Index is comprised of a subset of the constituents of the MSCI World Index (the “MSCI Index Universe”), which captures large- and mid-cap companies in developed markets representing approximately 85% of the free float-adjusted market cap in countries determined to be developed markets by the MSCI Index Provider. As of January 31, 2023, the MSCI Index included approximately 556 component securities.
MSCI Index Construction Process

Step 1 – Exclusions

Companies in the MSCI Index Universe are excluded from the MSCI Index if they meet any of the following criteria:

Controversial Weapons
All companies involved in Controversial Weapons as defined by the methodology of the MSCI Ex-Controversial Weapons Indexes. For example, companies are excluded for involvement in cluster bombs, landmines, depleted uranium weapons, chemical and biological weapons, blinding laser weapons, non-detectable fragments, and incendiary weapons.

Tobacco	All companies deriving 5% or more of their revenue from the production of tobacco related products or 15% or more of their revenue from the production, distribution, retail, supply, and licensing of tobacco-related products.
Thermal Coal Mining
All companies deriving 5% or more of their revenue from the mining of thermal coal (including lignite, bituminous, anthracite and steam coal) and its sale to external parties, excluding revenue from metallurgical coal, coal mined for internal power generation (e.g., in the case of vertically integrated power producers), intracompany sales of mined thermal coal, and revenue from coal trading (either reported or estimated).

Thermal Coal Power	All companies deriving 5% or more of their revenue (either reported or estimated) from thermal coal-based power generation.
Unconventional Oil & Gas	All companies deriving 5% or more of their revenue from unconventional oil & gas, including revenue from oil sands, oil shale (kerogen-rich deposits), shale gas, shale oil, coal seam gas, and coal bed methane.
Asset Stranding	All companies classified in the Low Carbon Transition (LCT) category of Asset Stranding. This represents the potential for companies to experience “stranding,” referring to unanticipated or premature write-downs, of physical/natural assets due to regulatory, market, or technological forces arising from low carbon transition. For example, companies with assets tied to fossil fuels that are facing the impact of changes associated with decarbonizing the economy.
United Nations Global Compact Principles	All companies that fail to comply with the United Nations Global Compact Principles, which includes fundamental responsibilities in four areas: human rights, labor, environment, and anti-corruption.
Step 2 – Ranking

Each of the remaining companies in the MSCI Index Universe (collectively, the “Eligible Companies”) is then ranked within its sector based on the company’s “SASB-aligned ESG Score,” which is a proprietary scoring methodology maintained by the MSCI Index Provider. The SASB-aligned ESG Score for a company reflects the weighted average of a set of relevant “Key Issue Scores,” calculated by the MSCI Index Provider, that are aligned with SASB’s Materiality Map. Key Issue Scores applicable to a company are based on key issues relevant to the company’s sub-industry. For example, a company in the airlines sub-industry is scored based on the Key Issues of governance, carbon emissions, labor management, and product safety and quality, while a company in the consumer finance sub-industry is scored based on the key issues of consumer financial protection and privacy and data security. If two companies have the same SASB-aligned ESG score, then the company with the larger market cap receives the higher rank.
Step 3 – Selection

At each annual reconstitution of the MSCI Index, companies are selected for inclusion in the MSCI Index sector by sector based on their in-sector ranking and on the following order of priority within each sector until the cumulative market cap of a particular sector reaches 40% of the cumulative market cap of Eligible Companies in that sector:
1.Eligible Companies with market caps within the top 25% of the cumulative market cap of the applicable sector are added in the order of in-sector rank;
2.Current index constituents with market caps within the top 50% of the cumulative market cap of the applicable sector are included in the order of in-sector rank; and
3.The remaining Eligible Companies in the applicable sector are added in the order of in-sector rank.
Step 4 – Weighting

Companies selected for inclusion in the MSCI Index are then weighted based on the product of their market cap weight in the MSCI Index Universe and a “Tilt Score” based on the company’s Low Carbon Transition (“LCT”) category. Low carbon transition refers to the global transition to a low carbon economy. The LCT category for each company is determined by MSCI ESG Research’s Low Carbon Transition Risk assessment, which is designed to identify potential leaders and laggards by holistically measuring companies’ exposure to and management of risks and opportunities related to the low carbon transition. Specifically, the LCT category groups companies into one of five categories that highlight the predominant risks and opportunities they are most likely to face in the transition. The table below lists the four categories that are used for the Tilt Score (companies in the Asset Stranding category are excluded from the MSCI Index). A higher Tilt Score results in a higher weighting in the MSCI Index.

LCT Category	LCT Risk/Opportunity	Sample industries	Tilt Score
Product Transition	Reduced demand for carbon-intensive products and services. Leaders and laggards are defined by the ability to shift product portfolio to low-carbon products.	Oil & gas exploration & production; Petrol/diesel based automobile manufacturers, thermal power plant turbine manufacturers	0.5
Operational Transition	Increased operational and/or capital cost due to carbon taxes and/or investment in carbon emission mitigation measures leading to lower profitability of the companies.	Fossil fuel based power generation, cement, steel	0.75
Neutral	Limited exposure to low carbon transition carbon risk, though companies could have exposure to physical risk and/or, for instance in the case of financial services companies, indirect exposure to low carbon transition risk via lending or investment, for example.	Financial services, consumer staples, healthcare	1
Solutions	Potential to benefit through the growth of low-carbon products and services.	Renewable electricity, electric vehicles, solar cell manufacturers	2
After the application of the Tilt Score, the weights of securities in the MSCI Index are normalized so that the sector weights in the MSCI Index are the same as they would have been absent the application of the Tilt Score.
The MSCI Index is reconstituted and rebalanced annually in May. At each reconstitution of the MSCI Index, the weights of individual securities are capped at 10%.
Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the MSCI Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. The Fund uses a full replication methodology when practical to manage the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
The MSCI Index is sponsored by MSCI, which is independent of the Fund and the Adviser. The MSCI Index Provider determines the composition and relative weightings of the securities in the MSCI Index and publishes information regarding the market value of the MSCI Index. The Fund will not concentrate its investments in an industry or group of industries (i.e., hold 25% or more of its total assets in the securities of companies in a particular industry or group of industries), except to the extent that the MSCI Index concentrates in a particular industry or group of industries. No such concentration existed as of January 31, 2023.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means that it may focus its investments in the securities of relatively few issuers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Low Carbon Transition Investment Strategy Risk. The Fund’s strategy of investing in securities of companies participating in the opportunities and the management of risks associated with the global transition to low carbon emissions limits the type and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not seek to minimize carbon exposure. The Fund’s low carbon transition investment strategy may result in the Fund investing in securities or industry sectors that underperform the market.
General Market Risk. The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments.
ESG Risk. Applying ESG criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG criteria. In addition, ESG information and scores across third-party data providers, indices, and other funds may differ and/or be incomparable.
Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers, including risks relating to political, social, and economic developments abroad, differences between U.S. and foreign regulatory and accounting requirements, tax risks, and market practices, as well as fluctuations in foreign currencies. To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund.
Mid-Cap Companies Risk. Companies defined as mid-cap securities may involve greater risk than is normally associated with large cap companies, and as a result may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.
Large-Cap Company Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although shares are listed for trading on the CBOE BZX Exchange, Inc. (the “CBOE Exchange”) and may be traded on U.S. exchanges other than the CBOE Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the MSCI Index or the selling of the security is otherwise required upon a rebalancing of the MSCI Index.
New Index Risk. The MSCI Index is recently constituted and therefore there is uncertainty about how the MSCI Index may operate in various market conditions in response to financial, geopolitical or other shocks.
Tracking Error Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the MSCI Index and therefore achieve its investment objective. The Fund’s return may not match the return of its MSCI Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the MSCI Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the MSCI Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities. Tracking error also may result because the Fund incurs fees and expenses, while the MSCI Index does not.
Non-Diversification Risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.
Legal and Regulatory Change Risks. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Methodology Risks. The MSCI Index Provider relies on various sources of information to assess the criteria of issuers included in the MSCI Index, including information that may be based on assumptions and estimates. Neither the Fund nor the MSCI Index Provider can offer assurances that MSCI Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. In addition, the MSCI Index’s methodology incorporates data and scores provided by third-parties which may be unavailable or limited for certain issuers, which could result in the MSCI Index not achieving its objective.
Developed Markets Risk. Developed market countries generally tend to rely on the services sectors (e.g., the financial services sector) as the primary source of economic growth and may be susceptible to the risks of individual service sectors. Many developed market countries have heavy indebtedness, which may lead downward pressure on the economies of these countries. As a result, it is possible that interest rates on debt of certain developed countries may rise to levels that make it difficult for such countries to service high debt levels without significant help from other countries or from a central bank. Developed market countries generally are dependent on the economies of certain key trading partners. Changes in any one economy may cause an adverse impact on several developed countries.
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be present in this section. Updated performance is also available on the Fund’s website at https://www.v-shares.com. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.v-shares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
V-Shares MSCI World ESG Materiality and Carbon Transition ETF | V-Shares MSCI World ESG Materiality and Carbon Transition ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VMAT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
V-Shares US Leadership Diversity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	V-Shares US Leadership Diversity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The V-Shares US Leadership Diversity ETF (the “US Leadership Diversity Fund” or the “Fund”) seeks to track the investment results of the ISS ESG U.S. Diversity Index (the “ISS Index”), which is composed of U.S. large, mid, and small capitalization stocks of companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers (NEO), as determined by Institutional Shareholder Services, Inc. (the “ISS Index Provider” or “ISS”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal period from the Fund’s inception on December 21, 2021, through October 31, 2022, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to track the investment results of the ISS Index.
The ISS Index is a free float-adjusted market capitalization weighted equity index designed to reflect the equity performance of U.S. companies exhibiting broad ethnic and gender representation for Directors and Named Executive Officers (NEO), as determined by the ISS Index Provider. The ISS Index is calculated, administered, and published by Solactive AG (“Solactive”) assuming the role as administrator (the “Index Administrator”). From time to time, the Index, and as a result the Fund, may focus its investments in securities of companies in the same economic sector, including the Information Technology sector. As of December 31, 2022, approximately 33% of the Fund consists of companies in the Information Technology sector.
The ISS Index is calculated as a price return, net total return and gross total return index. A price return index reflects the market price movements disregarding any payments made in respect of the index components, such as ordinary cash dividends. A net total return index calculation considers payments, such as dividends, after the deduction of any withholding tax, and a gross total return index considers payments made in respect of the index components without the deduction of any withholding tax.
The index universe is comprised of U.S. large, mid, and small capitalization companies’ stocks listed on an exchange in the U.S. The index universe is described in detail in the guideline of the Solactive Global Benchmark Series (https://solactive.com/downloads/Guideline-Solactive-GBS-Benchmark-Series.pdf). The determination of the index universe is fully rule-based, and the Index Administrator cannot make any discretionary decisions.
As of December 31, 2022, the ISS Index includes approximately 624 component securities. V-Square Quantitative Management (the “Adviser”) uses a “passive” or indexing approach to try to achieve the Fund’s investment objective.
Unlike many investment companies, the Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the ISS Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies. The Fund uses a full replication methodology when practical to manage the Fund. The Fund seeks to track the investment results of the ISS Index before fees and expenses of the Fund. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received). The ISS Index is sponsored by ISS, which is independent of the Fund and of the Adviser. The Index Administrator determines the composition and relative weightings of the securities in the ISS Index and publishes information regarding the market value of the ISS Index.
Based on the index universe, the initial composition of the index as well as any selection for an ordinary rebalance is determined on the selection day and based on the ISS ESG Director & Executive Diversity dataset provided by ISS. All companies for which an evaluation based on the dataset is not possible due to insufficient and/or missing information or data are excluded. The index includes securities from the index universe that are issued by companies that meet all four of the below criteria:
1.Company is a U.S. Company.
2.Company’s Board has a 35% combined minimum of women or ethnically diverse Directors.
3.Company has a combined minimum of three distinct ethnically diverse individuals among Directors or Named Executive Officers, or a minimum of two such individuals if the CEO or Board Chair is ethnically diverse.
4.Company has a combined minimum of three distinct women among Directors or Named Executive Officers, or a minimum of two women if the CEO or Board Chair is a woman.
The ISS Index is premised on the notion that general diversity among an organization’s workforce is a matter that is effectively promoted and implemented down the ranks of the company from the top, with the goal being to achieve effective diversity and inclusion at the whole workforce level. The research reported by ISS ESG and others has consistently confirmed that focusing on diversity at the senior leadership level allows firms to effectively achieve the outcome of diversity and inclusion in general.
The selection of the index components is fully rule-based, and the Index Administrator cannot make any discretionary decision. On each selection day, each index component is assigned a weight according to its free float market capitalization. Individual index component weights are capped at 9.5%. The excess weight is distributed proportionally across the remaining constituents. For example, if an individual index component weight is 10.5%, the excess weight over the 9.5% cap is 1%. This excess weight is to be distributed to the remaining index components representing a total of 89.5%. It is allocated proportionally, in such a manner that the remaining index individual components’ weights are proportionally increased and sum to 90.5%.
The ISS Index is adjusted on the rebalance day after close of business to reflect the new selection of the index components determined on the selection day. The selection day is the day when the index revised composition is determined. The selection day is 20 calculation days before the actual rebalance days. A calculation day is every weekday from Monday to Friday. The rebalance day is the day when the index new composition (determined on the selection day) is implemented. The rebalance day is the first Wednesday in May and November. If that day is not an eligible rebalance day, the rebalance day will be the immediately following eligible rebalance day. An eligible rebalance day is each day that is a trading day at the New York Stock Exchange, the London Stock Exchange, the EUREX Exchange, and the Tokyo Stock Exchange. As a summary, the index new composition is determined approximately four weeks ahead of rebalance day, and the index is adjusted on rebalance day. The components of the ISS Index are likely to change over time.
The Fund intends to be diversified in approximately the same proportion as the ISS Index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the ISS Index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. Shareholder approval will not be sought if the Fund becomes non-diversified due solely to a change in the relative market capitalization or index weighting of one or more constituents of the ISS Index.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
General Market Risk. The Fund is subject to the risk that it will not achieve its investment objective and that the value of an investment in its securities could decline substantially and cause you to lose some or all of your investment. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities in the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Equity Securities Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors, geographic markets, or companies in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, spread of infectious diseases or other public health issues, recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments.
Investment Focus Risk. Because the ISS Index is composed only of U.S. companies that exhibit broad ethnic and gender representation, there is a risk that companies included in the ISS Index may underperform companies that are not part of the ISS Index.
Newer Fund Risk. The Fund has a limited operating history and there can be no assurance that the Fund will grow to, or maintain, an economically viable size, in which case the Board of the Trust may determine to liquidate the Fund
Mid-Cap and Small-Cap Companies Risk. Companies defined as small and mid-cap securities may involve greater risk than is normally associated with large cap companies, and as a result may be more volatile and less liquid than the securities of large-cap companies, and may have returns that vary substantially from the overall securities markets.
Large-Cap Company Risk. The Fund's investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
•Costs of Buying or Selling Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
•Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
•Trading. Although shares are listed for trading on the NYSE Arca, Inc. Exchange. (the “NYSE Exchange”) and may be traded on U.S. exchanges other than the NYSE Exchange, there can be no assurance that shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares, and this could lead to differences between the market price of the shares and the underlying value of those shares.
Information Technology Sector Risk. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund's investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.
Passive Investment Risk. The Fund is not actively managed and therefore the Fund generally will not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the ISS Index or the selling of the security is otherwise required upon a rebalancing of the ISS Index.
Tracking Error Risk. There is no guarantee that the Fund will achieve a high degree of correlation to the ISS Index and therefore achieve its investment objective. The Fund’s return may not match the return of its ISS Index for a number of reasons, including differences between the securities held in the Fund’s portfolio and those included in the ISS Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of distributions, changes to the ISS Index or the need to meet various new or existing regulatory requirements. Consequently, the performance of the Fund may diverge from that of its ISS Index. This risk may be heightened during times of increased market volatility or other unusual market conditions, or due to delays of the Fund in purchasing and selling securities. Tracking error also may result because the Fund incurs fees and expenses, while the ISS Index does not.
Legal and Regulatory Change Risks. The regulatory environment for investment companies is evolving, and changes in regulation may adversely affect the value of the Fund’s investments and its ability to pursue its trading strategy. The effect of any future regulatory change on the Fund could be substantial and adverse.
Methodology Risks. The ISS Index Provider relies on various sources of information to assess the criteria of issuers included in the ISS Index, including information that may be based on assumptions and estimates. Neither the Fund nor the ISS Index Provider can offer assurances that ISS Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks. In addition, the ISS Index’s methodology incorporates data and scores provided by third-parties which may be unavailable or limited for certain issuers, which could result in the ISS Index not achieving its objective.
Epidemic Risk. Widespread disease, including pandemics and epidemics have been and can be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Change in Diversification Status. In seeking to track its ISS Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the ISS Index. In such circumstances, the Fund may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year-to-year. Below the bar chart are the Fund’s highest and lowest quarterly returns during the period shown in the bar chart. The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices. Past performance (before and after taxes) will not necessarily continue in the future. Updated performance information is available on the Fund’s website at https://www.v-shares.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year-to-year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table that follows shows the Fund’s average annual total returns over time compared with broad-based securities market indices.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://www.v-shares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) will not necessarily continue in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of December 31:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter		Worst Quarter
Q4, 2022	8.38%	Q2, 2022	-15.70%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.70%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2022
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. In certain cases, the figure representing Return After Taxes on Distributions and Sale of Fund Shares may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
V-Shares US Leadership Diversity ETF | ISS ESG U.S. Diversity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	ISS ESG U.S. Diversity Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2021
V-Shares US Leadership Diversity ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.13%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2021
V-Shares US Leadership Diversity ETF | V-Shares US Leadership Diversity ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VDNI
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.29%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 368
Annual Return 2022	rr_AnnualReturn2022	(18.88%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(18.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2021
V-Shares US Leadership Diversity ETF | V-Shares US Leadership Diversity ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(19.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.25%)
V-Shares US Leadership Diversity ETF | V-Shares US Leadership Diversity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(10.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.40%)